UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30 2010

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
6/30/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
SGI -- Syncora Guarantee, Inc.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.2%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.1%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	$2,105,000	$2,198,673
Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds
(Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,587,720
Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman
Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Baa3	5,000,000	5,211,950
Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity
Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	3,500,000	3,670,870
			12,669,213

Alaska (0.1%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	925,000	940,013
			940,013

Arizona (2.0%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	3,850,000	3,816,890
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	5,430,000	5,772,144
Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec.
Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	2,000,000	1,964,680
Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.),
5 1/8s, 5/15/40	A-	3,500,000	3,454,955
Maricopa Cnty., Poll. Control Rev. Bonds (El Paso
Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	3,300,000	3,780,051
Mesa, Util. Syst. Rev. Bonds, FGIC, NATL, 7 1/4s,
7/1/12	AA-	3,635,000	4,062,258
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	500,000	505,965
			23,356,943

Arkansas (--%)
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, AGM, 4s, 11/1/21	AAA	180,000	185,881
			185,881

California (9.5%)
Bay Area Toll Auth. of CA Rev. Bonds (San Francisco
Bay Area), Ser. F-1, 5s, 4/1/39	AA	5,000,000	5,135,150
CA Edl. Fac. Auth. Rev. Bonds
(Scripps College), 5s, 8/1/31	A1	500,000	500,550
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,215,000	1,214,903
CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. K,
4 3/4s, 8/1/36	A	5,750,000	4,597,240
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(Science Ctr. Phase II), Ser. B, FGIC, 5s, 5/1/23	A	640,000	634,579
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	4,100,000	3,703,899
CA State G.O. Bonds
6 1/2s, 4/1/33	A1	10,000,000	11,230,900
5 3/4s, 4/1/31	A1	15,000,000	15,776,250
5.6s, 3/1/36	A1	2,500,000	2,571,125
5 1/2s, 3/1/40	A1	10,300,000	10,445,539
5 1/4s, 3/1/30	A1	2,240,000	2,262,333
5s, 11/1/30	A1	5,000	4,974
5s, 10/1/29	A1	9,000,000	8,967,330
FGIC, 5s, 6/1/26	A1	5,000,000	5,063,800
CA State Dept. of Wtr. Resources Rev. Bonds (Central
Valley), Ser. AE, 5s, 12/1/29	AAA	7,500,000	7,977,450
CA State Pub. Wks. Board Rev. Bonds

Ser. I-1, 6 1/8s, 11/1/29	A2	2,000,000	2,109,400
Ser. A-1, 6s, 3/1/35	A2	2,400,000	2,459,832
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	Aa3	200,000	198,384
Garvey, School Dist. G.O. Bonds (Election of 2004),
AGM, zero %, 8/1/26	AAA	545,000	205,231
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded)	Aaa	530,000	589,047
Lompoc, Hlth. Care Dist. G.O. Bonds (Election
of 2005), Ser. B, SGI
5s, 8/1/29	A1	1,285,000	1,239,036
5s, 8/1/28	A1	1,125,000	1,094,951
Los Angeles, Unified School Dist. G.O. Bonds, Ser. I,
5s, 7/1/26	Aa2	5,000,000	5,190,550
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	2,250,000	2,440,283
Port Oakland, Rev. Bonds, Ser. L, FGIC, NATL
5 3/8s, 11/1/27	A2	7,930,000	7,854,427
5 3/8s, 11/1/27 (Prerefunded)	A2	990,000	1,087,842
Riverside Cnty., Asset Leasing Corp. Leasehold Rev.
Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	A2	4,000,000	1,650,280
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A,
FGIC, NATL, zero %, 12/1/22	A	7,500,000	3,469,725
Solano, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. B, FGIC, zero %, 8/1/26	Aa3	9,560,000	3,833,751
			113,508,761

Colorado (1.4%)
CO Hlth. Fac. Auth. Rev. Bonds
(Valley View Assn.), 5 1/4s, 5/15/42	BBB	1,500,000	1,407,495
(Evangelical Lutheran), 5 1/4s, 6/1/22	A3	1,000,000	1,024,910
(Evangelical Lutheran), 5s, 6/1/16	A3	1,000,000	1,057,460
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
C1, NATL, 5 1/2s, 9/1/24	A	1,750,000	1,778,070
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	2,520,000	2,561,882
6 3/8s, 12/15/30 (Prerefunded)	A3	2,480,000	2,569,156
6 1/4s, 12/15/33	A3	3,000,000	3,150,330
E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero
%, 9/1/34	A	13,000,000	2,753,790
			16,303,093

Connecticut (0.6%)
CT State Dev. Auth. Rev. Bonds (Mystic Marine Life
Aquarium), Ser. A, 4 5/8s, 5/1/37	A+	2,500,000	2,175,350
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	650,000	610,623
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA Electric Co.), Ser. A, 5.85s, 9/1/28	Baa2	3,000,000	3,042,270
Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. B,
6 1/8s, 1/1/14	BB/P	1,000,000	998,900
			6,827,143

Delaware (0.1%)
DE St. Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.),
5.4s, 2/1/31	Baa2	1,700,000	1,745,101
			1,745,101

District of Columbia (0.8%)
DC G.O. Bonds, Ser. A, AGM, 5s, 6/1/26	AAA	5,005,000	5,232,427
DC Ballpark Rev. Bonds, Ser. B-1, FGIC, 5s, 2/1/25	A	1,035,000	1,045,981
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s,
10/1/33	Aa3	1,005,000	1,025,974
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev.
Bonds (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	1,936,660
			9,241,042

Florida (8.7%)
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds
(Health First, Inc.), 7s, 4/1/39	A3	4,000,000	4,455,360
Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	A1	2,500,000	2,521,125
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp., Inc.), Ser. A, 5 3/4s, 8/15/29	Baa1	2,500,000	2,532,325
FL Hsg. Fin. Corp. Rev. Bonds
(Homeowner Mtge.), Ser. 7, AGM, 6s, 1/1/21	AAA	205,000	206,538
Ser. G, 5 3/4s, 1/1/37	Aa1	1,210,000	1,289,207
(Noah's Landing Apts.), Ser. H-1, AGM, 5 3/8s, 12/1/41	AAA	1,710,000	1,710,941
(Homeowner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5s, 1/1/36	Aa1	865,000	887,040
(Homeowner Mtge.), Ser. 2, GNMA Coll, FNMA Coll, FHLMC
Coll., 4.95s, 7/1/37	Aa1	1,515,000	1,522,575
(Homeowner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.3s, 7/1/15	Aa1	280,000	282,654
(Homeowner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.2s, 7/1/14	Aa1	280,000	285,561
(Homeowner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 7/1/13	Aa1	245,000	249,900
(Homeowner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 1/1/13	Aa1	220,000	223,694
(Homeowner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4s, 7/1/12	Aa1	170,000	173,057
FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s,

10/1/31	A1	3,300,000	3,364,482
Flagler Cnty., School Board COP, Ser. A, AGM, 5s,
8/1/19	AAA	500,000	526,710
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, U.S.
Govt. Coll., 7 1/4s, 10/1/29 (Prerefunded)	AAA/F	7,030,000	7,284,275
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, NATL, 7.65s, 7/1/16	A	18,500,000	21,868,665
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Sunbelt), Ser. A, 6s, 11/15/31 (Prerefunded)	AAA/P	1,000,000	1,078,560
Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds,
AMBAC, 5s, 5/1/24	AA+	1,250,000	1,318,150
Hillsborough Cnty., Indl. Dev. Auth. Poll. Control
Mandatory Put Bonds
(Tampa Elec. Co.), Ser. B, 5.15s, 9/1/13	Baa1	1,125,000	1,227,679
AMBAC, 5s, 3/15/12	Baa1	1,350,000	1,419,080
Kissimmee, Util. Auth. Rev. Bonds, AGM, 5 1/4s, 10/1/18	Aa3	2,270,000	2,441,544
Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	5,500,000	5,668,850
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	2,500,000	1,980,250
Leesburg, Cap. Impt. Rev. Bonds, FGIC, 5 1/4s, 10/1/27	A1	1,600,000	1,643,216
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Ba2	1,000,000	1,005,270
6.7s, 11/15/19	Ba2	3,700,000	3,778,588
Miami-Dade Cnty., G.O. Bonds (Parks Program), NATL,
5s, 11/1/25	Aa2	5,000,000	5,200,700
Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev.
Bonds, Ser. B, FGIC, 5 1/4s, 7/1/26	A	3,000,000	3,094,500
North Broward, Hosp. Dist. Rev. Bonds, 6s, 1/15/31
(Prerefunded)	A2	235,000	244,315
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care), Ser. A, NATL, 6 1/4s, 10/1/18	A2	3,000,000	3,430,980
Osceola Cnty., Indl. Dev. Auth. Rev. Bonds (Cmnty.
Provider Pooled Loan Program), Ser. A, AGM, 7 3/4s,
7/1/10	AAA	15,000	15,000
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	D/P	285,000	168,783
South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s,
5/1/28	Aa3	2,000,000	2,057,720
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	465,000	333,712
St. Lucie Cnty., School Board COP, Ser. A, AGM, 5s,
7/1/23	AAA	4,300,000	4,366,650
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), AGM, 7.15s, 11/1/15	AAA	4,800,000	5,983,680
Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.2s, 10/1/22	A/P	5,995,000	6,544,442
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	100,000	75,866
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BB/P	885,000	859,087
			103,320,731

Georgia (1.2%)
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A1	4,500,000	4,814,190
Cherokee Cnty., Wtr. & Swr. Auth. Rev. Bonds, Ser. 06,
AGM, 5s, 8/1/25	AAA	500,000	542,435
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	925,000	1,058,672
GA State Private College & U. Auth. Rev. Bonds (Emory
U.), Ser. B, 5s, 9/1/29	Aa2	2,250,000	2,433,465
Main St. Natural Gas, Inc. Rev. Bonds (GA Gas),
Ser. A, 5 1/2s, 9/15/21	A+	370,000	376,157
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), 7s, 6/15/39	Ba3	3,450,000	3,382,760
Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl.
Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	1,965,035
			14,572,714

Illinois (2.9%)
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. F, 5s,
1/1/40	A1	3,700,000	3,610,793
Chicago, Wtr. Rev. Bonds, AGM, 5s, 11/1/25	AAA	4,750,000	5,055,378
Cook Cnty., G.O. Bonds, Ser. B, NATL, 5s, 11/15/29	Aa2	1,250,000	1,283,875
IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s,
12/1/33	Aaa	2,250,000	2,311,470
IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38	A3	350,000	389,428
(Rush U. Med. Ctr.), Ser. B, 7 1/4s, 11/1/38	A3	2,520,000	2,803,878
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	5,500,000	5,849,415
(IL Rush U. Med Ctr.), Ser. C, 6 5/8s, 11/1/39	A3	1,075,000	1,153,851
(Roosevelt U.), 6 1/2s, 4/1/39	Baa2	4,000,000	4,128,320
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	1,000,000	944,230
(Newman Foundation), Radian Insd., 5s, 2/1/32	A/P	3,000,000	2,490,840
IL State G.O. Bonds, AGM, 5s, 1/1/21	AAA	3,000,000	3,174,150
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM,
5s, 1/1/22	AAA	1,000,000	1,073,670
			34,269,298

Indiana (2.4%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	965,000	934,361
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s,
10/15/21	Aa3	6,150,000	6,431,978
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),

Ser. A, AMBAC, 5s, 5/1/24	A	2,500,000	2,506,200
IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp.
Assn.), Ser. A, 0.15s, 10/1/32	A-1+	1,330,000	1,330,000
IN State Fin. Auth. VRDN, Ser. A-2, 0.14s, 2/1/37	VMIG1	4,130,000	4,130,000
IN State Fin. Auth. Edl. Fac. Rev. Bonds (Valparaiso
U.), 5s, 10/1/27	A2	1,405,000	1,427,059
IN U. Rev. Bonds (IN U. Fac.), AMBAC, 5 1/4s, 11/15/23	Aaa	700,000	763,273
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	4,500,000	4,731,615
Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	2,500,000	2,737,675
NATL, 5.6s, 11/1/16	A	2,750,000	3,006,218
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	A-	500,000	488,650
			28,487,029

Iowa (0.9%)
IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D,
GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	270,000	279,369
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	7,095,000	7,824,437
IA Fin. Auth. Hlth. Fac. Rev. Bonds (Care
Initiatives), Ser. A, 5 1/2s, 7/1/21	BB+	2,500,000	2,175,900
Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C,
5 3/8s, 6/1/38	BBB	750,000	552,330
			10,832,036

Kansas (0.5%)
KS State Dev. Fin. Auth. Rev. Bonds, Ser. K, NATL
5 1/4s, 11/1/26	Aa2	1,355,000	1,480,351
5 1/4s, 11/1/25	Aa2	1,620,000	1,774,192
KS State Dev. Fin. Auth. Hlth. Fac. Rev. Bonds
(Stormont-Vail Hlthcare, Inc.), Ser. L, NATL, 5 1/8s,
11/15/32	A2	1,260,000	1,267,207
Lenexa, Hlth. Care Rev. Bonds (LakeView Village), Ser.
C, 6 7/8s, 5/15/32 (Prerefunded)	AAA	500,000	561,835
Lenexa, Hlth. Care Fac. Rev. Bonds, 5 1/2s, 5/15/39	BB+/P	1,500,000	1,256,370
			6,339,955

Kentucky (0.9%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (Louisville
Arena), Ser. A-1, AGO, 6s, 12/1/42	AAA	3,500,000	3,711,925
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	A-/F	245,000	248,736
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst.
Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	3,900,280
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa2	855,000	861,806
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr.
Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	1,000,000	1,079,190
Shelby Cnty., Lease Rev. VRDN, Ser. A, 0.14s, 9/1/34	VMIG1	1,455,000	1,455,000
			11,256,937

Louisiana (0.2%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 1/2s, 5/15/30	BBB	2,275,000	2,253,683
			2,253,683

Maine (--%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, Ser. C,
AGM, 5 3/4s, 7/1/30	AAA	50,000	50,936
			50,936

Maryland (0.3%)
MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac
Electric Power Co.), 6.2s, 9/1/22	A3	1,100,000	1,277,210
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (WA
Cnty. Hosp.)
6s, 1/1/43	BBB-	1,590,000	1,616,792
5 3/4s, 1/1/38	BBB-	1,000,000	1,006,030
			3,900,032

Massachusetts (4.8%)
MA Dev. Fin. Agcy. Rev. Bonds, Ser. A, NATL, 5 1/2s,
1/1/11	A	1,500,000	1,519,995
MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	5,425,000	5,500,299
MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.),
Ser. B, 5s, 1/1/37	A	6,750,000	6,836,468
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	920,000	1,027,778
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	3,303,663
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	625,000	723,156
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,950,000	2,922,300
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa1	4,750,000	4,798,735
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	Baa1	5,500,000	5,500,000
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa1	900,000	914,472
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,000,000	1,016,890
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A/F	1,065,000	1,087,195
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	4,000,000	4,072,960

(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	2,131,340
(Springfield College), 5 5/8s, 10/15/40	Baa1	1,000,000	1,012,520
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	Baa2	1,745,000	1,747,495
(Springfield College), 5 1/2s, 10/15/31	Baa1	600,000	613,950
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	450,000	339,084
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	A	1,050,000	1,088,535
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	Aa2	3,305,000	3,450,751
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	4,100,000	4,152,152
MA State Port Auth. Rev. Bonds, 13s, 7/1/13
(Prerefunded)	AA/F	2,800,000	3,302,124
			57,061,862

Michigan (2.3%)
Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	BB	500,000	410,085
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	3,120,000	2,965,591
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM,
6 1/4s, 7/1/36	AAA	4,040,000	4,362,473
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 7 3/8s, 7/1/35	Ba1	2,500,000	2,530,725
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	535,000	516,724
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,686,950
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	8,160,000	7,368,888
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25
(Prerefunded)	AAA	915,000	1,053,366
MI State Strategic Fund Mandatory Put Bonds (Dow
Chemical), Ser. A-1, 6 3/4s, 6/2/14	A-3	700,000	773,192
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow
Chemical), 5 1/2s, 6/1/13	P-3	3,500,000	3,671,745
MI State Strategic Fund, Ltd. VRDN (Detroit Symphony)
Ser. B, 0.15s, 6/1/31 (LaSalle Bank Midwest)	A-1	600,000	600,000
Ser. A, 0.16s, 6/1/31 (LaSalle Bank Midwest)	A-1	1,100,000	1,100,000
			28,039,739

Minnesota (1.3%)
Arden Hills, Hsg. & Hlth. Care Facs. VRDN
(Presbyterian Homes), Ser. A, 0.15s, 9/1/29	A-1+	900,000	900,000
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,600,000	1,673,232
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	4,010,000	4,036,667
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran), 6s, 2/1/27	A3	1,625,000	1,659,271
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf
College), Ser. 5-M1, 0.16s, 10/1/32	VMIG1	3,000,000	3,000,000
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
H, 4.3s, 1/1/13	Aa1	595,000	614,117
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	Baa1	2,155,000	2,043,996
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Ba1	1,250,000	1,180,100
Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth.
Oblig. Group), Ser. A, 6s, 7/1/34	BBB-	500,000	500,170
			15,607,553

Mississippi (0.4%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	3,000,000	3,011,370
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. G, GNMA Coll., FNMA Coll., 6.7s, 11/1/29	Aaa	620,000	639,245
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	1,500,000	1,587,945
			5,238,560

Missouri (0.4%)
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,250,000	2,459,205
MO State Hlth. & Edl. Fac. Auth. VRDN
(Deaconess Long-term Care), Ser. B, 0.24s, 5/15/30	VMIG1	1,400,000	1,400,000
(Washington U. (The)), Ser. A, 0.18s, 9/1/30	VMIG1	600,000	600,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	180,000	185,105
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA
Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	190,000	198,664
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds
(Home Ownership Loan), Ser. B, GNMA Coll., FNMA Coll.,
3.85s, 9/1/10	AAA	75,000	75,182
			4,918,156

Nebraska (--%)
Central Plains, Energy Rev. Bonds (NE Gas No. 1),
Ser. A, 5 1/4s, 12/1/18	BB+	370,000	373,234
			373,234

Nevada (1.5%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-1, AMBAC, 5s,
7/1/27	Aa3	10,000,000	9,449,100
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	Baa2	7,570,000	7,136,920

Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB+/P	1,660,000	1,632,992
			18,219,012

New Hampshire (0.6%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB+/P	1,000,000	898,650
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Hlth. Care
Syst.-Covenant Hlth.), 6 1/8s, 7/1/31 (Prerefunded)	A	4,000,000	4,347,320
NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp.
Oblig. Group), Ser. A, 6 1/8s, 10/1/39	Baa1	2,000,000	2,038,600
			7,284,570

New Jersey (5.3%)
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth
Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31	BBB-/P	3,500,000	3,230,185
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/F	3,150,000	3,468,749
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	3,840,000	3,879,091
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	9,750,000	9,628,320
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	Aa3	5,500,000	5,804,920
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	7,000,000	7,052,710
NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ Amern
Wtr. Co.), Ser. B, 5.6s, 11/1/34	A2	2,000,000	2,000,000
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,250,000	6,470,875
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa2	3,000,000	2,967,540
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,000,000	2,628,930
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aa3	8,760,000	4,156,182
NJ State Higher Ed. Assistance Auth. Rev. Bonds
(Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	2,250,000	2,354,873
NJ State Tpk. Auth. Rev. Bonds, Ser. E, 5 1/4s, 1/1/40	A+	3,000,000	3,157,230
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	Aaa	2,000,000	2,335,080
6 3/8s, 6/1/32 (Prerefunded)	Aaa	1,775,000	2,013,951
6 1/8s, 6/1/42 (Prerefunded)	Aaa	1,600,000	1,767,952
			62,916,588

New Mexico (0.3%)
Farmington, Poll. Control Rev. Bonds (San Juan),
Ser. B, 4 7/8s, 4/1/33	Baa3	2,110,000	1,927,126
U. of NM Rev. Bonds (Hosp. Mtg.), AGM, FHA Insd., 5s,
1/1/24	AAA	2,000,000	2,072,260
			3,999,386

New York (6.1%)
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
Ser. D, NATL, 5s, 9/1/20	A	500,000	544,345
Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A,
5 1/2s, 11/15/39	AA	2,000,000	2,150,900
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst.), Ser. C, 5 5/8s, 11/1/10	Baa1	140,000	141,889
NY City, G.O. Bonds, Ser. J/J-1, 5s, 6/1/21	Aa2	250,000	272,338
NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball
Stadium - Pilot), AMBAC, 5s, 1/1/23	Ba1	300,000	294,537
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I LLC), Ser. A, 6s, 7/1/27	BBB-	10,510,000	9,475,080
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	BB-	200,000	146,210
NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	Aa3	10,900,000	12,844,451
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa3	12,485,000	14,309,059
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	600,000	605,244
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	750,000	762,773
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	Aa3	23,100,000	26,702,676
(Brooklyn Law School), Ser. B, SGI, 5 3/8s, 7/1/22	Baa1	1,000,000	1,048,090
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	A1	285,000	320,830
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	500,000	564,460
NY State Energy Research & Dev. Auth. Fac. Mandatory
Put Bonds, 4.7s, 10/1/12	A3	500,000	500,590
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	B/P	750,000	641,138
Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	75,000	75,250
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s,
10/1/19	BB+/P	2,200,000	1,952,764
			73,352,624

North Carolina (1.5%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, 6 3/4s, 1/1/24	A-	1,250,000	1,477,525
AMBAC, 6s, 1/1/18	Baa1	7,000,000	8,161,230
NC Hsg. Fin. Agcy. FRN (Homeownership), Ser. 26,
Class A, 5 1/2s, 1/1/38	Aa2	690,000	718,532
NC Med. Care Comm. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	2,345,000	2,344,766
NC Med. Care Comm. Retirement Fac. Rev. Bonds (First
Mtge.-Forest at Duke), 6 3/8s, 9/1/32 (Prerefunded)	BBB/P	3,000,000	3,344,580

NC Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.),
Ser. A
5 1/2s, 1/1/13	A2	135,000	148,966
5 1/2s, 1/1/13 (Prerefunded)	A	65,000	72,573
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. A, 5s, 1/1/30	A2	1,200,000	1,266,180
			17,534,352

Ohio (5.7%)
American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie
State Energy Campus), Ser. A, 5s, 2/15/38	A1	5,000,000	5,040,650
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
5 3/4s, 6/1/34	BBB	32,100,000	24,179,967
5 1/8s, 6/1/24	BBB	4,910,000	4,169,719
Cleveland, Parking Fac. Rev. Bonds, AGM, 5 1/4s,
9/15/22	AAA	600,000	637,770
Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro.
Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	6,130,000	6,465,924
Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2,
AGM, 5s, 4/1/24	AAA	5,000,000	5,180,050
Midview, Local School Dist. COP (Elementary School
Bldg. Fac.), 5 1/4s, 11/1/30	A1	3,500,000	3,608,710
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College), 4.95s, 7/1/15	A1	5,300,000	5,775,304
OH State Higher Edl. Fac. Rev. Bonds (Case Western
Reserve U.), 5 1/2s, 10/1/22 (Prerefunded)	AA-	1,000,000	1,110,560
OH State Higher Edl. Fac. Commn. Rev. Bonds (U. Hosp.
Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	5,000,000	5,346,200
OH State U. Rev. Bonds, Ser. A, 5s, 12/1/27	Aa1	1,000,000	1,078,880
Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),
5 1/2s, 2/15/28	A2	5,000,000	5,121,350
			67,715,084

Oklahoma (0.9%)
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	555,000	543,528
OK State Cap. Impt. Auth. State Facs. Auth. VRDN
(Higher Ed.), Ser. D4, 0.19s, 7/1/34	VMIG1	6,930,000	6,930,000
OK State Tpk. Auth. VRDN, Ser. F, 0.14s, 1/1/28	VMIG1	785,000	785,000
Tulsa, Arpt. Impt. Trust Rev. Bonds, Ser. A, 5 3/8s,
6/1/24	A3	2,200,000	2,263,272
			10,521,800

Oregon (0.2%)
OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A2	2,000,000	2,107,500
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. J, 4.7s, 7/1/30	Aa2	595,000	596,648
			2,704,148

Pennsylvania (2.3%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(UPMC Hlth.), Ser. B, NATL, 6s, 7/1/24	Aa3	2,210,000	2,463,531
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB-	6,550,000	4,954,355
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, NATL
5 1/2s, 12/1/30	A1	150,000	152,210
5 1/2s, 12/1/30 (Prerefunded)	A	850,000	873,690
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 1/4s, 7/1/24 (Prerefunded)	AAA/P	500,000	571,430
Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian
Homes Oblig.), Ser. A
5 1/4s, 1/1/19	BBB+	1,465,000	1,502,284
5.15s, 1/1/18	BBB+	665,000	680,328
East Stroudsburg, Area School Dist. G.O. Bonds, AGM,
5s, 9/1/27	Aa3	5,500,000	5,862,945
Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst
College), 5 1/2s, 3/15/38	BBB	1,275,000	1,295,043
Geisinger, PA Auth. Hlth. Syst. VRDN (Geisinger Hlth.
Syst.), 0.17s, 11/15/32	VMIG1	1,800,000	1,800,000
Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev.
Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	3,292,250
PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s,
1/1/32	BBB+/F	500,000	533,515
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A1	1,000,000	1,015,310
PA State Higher Edl. Fac. Auth. Rev. Bonds (Edinboro
U. Foundation), 6s, 7/1/43	Baa3	1,000,000	1,010,460
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/11
(In default) (NON)	D/P	5,415,577	1,625
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	501,675
York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21	AA	485,000	509,415
			27,020,066

Puerto Rico (5.6%)
Cmnwlth. of PR, G.O. Bonds
Ser. B, 6s, 7/1/39	A3	7,000,000	7,397,880
Ser. C-7, NATL, 6s, 7/1/27	A	500,000	528,205
Ser. A, 5 1/4s, 7/1/22	A3	850,000	882,224
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/44	Baa1	3,400,000	3,553,306
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds

Ser. XX, 5 1/4s, 7/1/40	A3	3,000,000	2,977,560
Ser. TT, 5s, 7/1/37	A3	5,000,000	4,841,700
Ser. RR, FGIC, 5s, 7/1/23	A	4,395,000	4,505,930
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/13	A3	250,000	265,803
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. K
5s, 7/1/17	A3	2,900,000	3,036,561
5s, 7/1/13	A3	500,000	529,385
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds
(Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	250,000	252,133
(Auxilio Mutuo Oblig. Group), Ser. A, NATL, 6 1/4s,
7/1/16	A	3,015,000	3,025,553
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
5 1/4s, 8/1/24	A3	750,000	762,638
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/31	A3	1,895,000	2,155,221
Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	A3	8,000,000	8,796,960
Ser. I, Cmnwlth. of PR Gtd., 5s, 7/1/36	A3	2,220,000	2,169,451
Cmnwlth. of PR, Pub. Fin. Corp. Rev. Bonds, Ser. A,
AMBAC, 5 1/4s, 8/1/30	Baa1	175,000	180,310
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	15,000,000	15,936,300
Ser. C, 5 1/4s, 8/1/41	A1	4,500,000	4,432,005
Ser. A, NATL, zero %, 8/1/43	Aa2	350,000	42,207
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa1	1,000,000	1,001,470
			67,272,802

South Carolina (0.9%)
Berkeley Cnty., School Dist. Rev. Bonds (Installment
Lease Securing Assets for Ed.), 5 1/8s, 12/1/30	A1	5,000,000	5,080,150
Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med.
Ctr.), Ser. A, AGM, 5 1/4s, 11/1/23	AAA	2,500,000	2,608,575
SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2,
AMBAC, 5s, 7/1/35	Aa1	875,000	904,558
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	AAA/P	800,000	840,080
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	1,115,000	1,276,162
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	135,000	154,513
			10,864,038

South Dakota (0.4%)
Brookings, COP, AMBAC, 5 1/4s, 12/1/19	A-/P	3,445,000	3,476,763
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.55s, 5/1/18	AAA	1,000,000	1,028,920
			4,505,683

Tennessee (1.4%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/25 (Prerefunded)	Baa1	5,000,000	5,655,850
(Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	4,550,000	4,631,991
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal
Express Corp.), 5.05s, 9/1/12	Baa2	2,000,000	2,132,220
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	310,000	348,204
6 1/2s, 9/1/26 (Prerefunded)	AAA	190,000	213,416
TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A,
5 1/4s, 9/1/20	BB+	4,000,000	4,024,760
			17,006,441

Texas (13.6%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	B+/P	715,000	635,714
5 7/8s, 11/15/18	B+/P	4,250,000	3,935,628
Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG
5s, 2/15/25	Aaa	2,000,000	2,169,420
5s, 2/15/24	Aaa	2,000,000	2,181,720
Angleton, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/30	Aaa	4,095,000	4,350,119
Beaumont, Indpt. School Dist. G.O. Bonds (School
Bldg.), AGO, 5 1/8s, 2/15/30	AAA	2,550,000	2,713,532
Brazoria Cnty., Brazos River Harbor Naval Dist. Env.
FRN (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB-	1,100,000	1,102,343
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (Dow Chemical), 5.9s, 5/1/28	BBB-	3,450,000	3,479,739
Cypress-Fairbanks, Indpt. School Dist. G.O. Bonds
(Schoolhouse), PSFG, 5s, 2/15/24	Aaa	625,000	683,719
Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	9,500,000	9,493,920
Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG, 6s, 2/15/27	Aaa	3,260,000	3,767,158
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/29	Aaa	1,035,000	1,074,351
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas
Med. Ctr.), Ser. B-1, 0.14s, 9/1/31	VMIG1	1,200,000	1,200,000
Harris Cnty., Hlth. Fac. Dev. Corp. VRDN (Texas
Childrens), Ser. B-1, 0.23s, 10/1/29	VMIG1	5,500,000	5,500,000
La Porte, Indpt. School Dist. G.O. Bonds
(Schoolhouse), AGO, 5s, 2/15/26	AAA	570,000	611,342

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp
Inc.), Ser. A, 6 3/8s, 8/15/44	BBB	1,700,000	1,780,529
Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, AGM,
5s, 10/1/16	AAA	750,000	829,425
Leander, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, zero %, 8/15/19	AAA	5,000,000	3,510,150
Lower CO River Auth. Rev. Bonds
Ser. A, 7 1/4s, 5/15/37	A1	2,000,000	2,221,820
5 3/4s, 5/15/37	A1	1,200,000	1,255,668
5 3/4s, 5/15/28	A1	2,000,000	2,129,420
Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/27	Aaa	3,630,000	3,869,290
Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No.
1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	2,250,000	2,018,565
Mission Cons., Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	840,000	904,512
Montgomery Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/21	AAA	1,750,000	1,910,685
North TX Thruway Auth. Rev. Bonds
Ser. A, 5 5/8s, 1/1/33	A2	3,000,000	3,129,180
Ser. A, NATL, 5 1/8s, 1/1/28	A2	5,000,000	5,107,450
Ser. D, AGO, zero %, 1/1/28	AAA	11,620,000	4,491,943
North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	5,200,000	5,649,748
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,750,000	2,856,590
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6 1/2s, 1/1/15), 2043 (STP)	A2	9,700,000	7,699,084
Paris, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG, 5s, 2/15/25	Aaa	1,000,000	1,084,710
Pharr, San Juan - Alamo, Indpt. School Dist. G.O.
Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	400,000	426,428
Round Rock, Indpt. School Dist. G.O. Bonds (School
Bldg.), 5s, 8/1/33	Aaa	500,000	532,760
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,400,000	1,438,682
San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5 1/4s,
7/1/32	AAA	1,415,000	1,404,048
Spring, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/24	Aaa	500,000	542,680
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A-	1,000,000	994,300
5 1/4s, 11/15/22	A-	2,500,000	2,559,550
Tarrant Cnty., Hosp. Dist. Rev. Bonds, NATL, 5 1/2s,
8/15/19	Aa3	1,870,000	1,932,589
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5 1/4s, 12/15/26	A2	5,000,000	4,705,700
TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 6 7/8s, 12/31/39	BBB-/F	1,650,000	1,682,522
TX State G.O. Bonds (Trans. Comm. Mobility Fund),
4 3/4s, 4/1/27	Aaa	5,000,000	5,237,300
TX State Rev. Bonds, 6.2s, 9/30/11	AA+	20,800,000	21,294,416
TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev.
Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC
Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	1,645,939	1,693,062
TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines
Co.), 7 3/8s, 10/1/20	A2	6,500,000	6,974,240
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Baa1	1,000,000	1,012,220
TX State, Trans. Comm. Rev. Bonds, 5s, 4/1/26	Aaa	7,585,000	8,130,513
Victoria, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,673,316
Victoria, Util. Syst. Rev. Bonds, AMBAC, 5s, 12/1/27	AA-	3,960,000	4,157,050
			161,738,850

Utah (0.5%)
Salt Lake City, Hosp. Rev. Bonds
(IHC Hosp. Inc.), Ser. A, 8 1/8s, 5/15/15 (Prerefunded)	AAA	3,225,000	3,798,212
AMBAC, 6 3/4s, 5/15/20 (Prerefunded)	AAA/P	1,900,000	1,902,071
			5,700,283

Vermont (0.1%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, AGM, 5s, 11/1/34	AAA	215,000	218,410
(Single Fam.), Ser. 23, AGM, 5s, 5/1/34	AAA	430,000	440,913
			659,323

Virginia (3.0%)
Chesterfield Cnty., Econ. Dev. Auth. Poll. Control
Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A-	1,575,000	1,693,787
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	4,750,000	4,796,835
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM,
5.929s, 8/23/27	AAA	19,500,000	20,938,905
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	Baa1	1,740,000	1,713,326
WA Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Mountain States Hlth. Alliance), Ser. C, 7 3/4s,
7/1/38	Baa1	6,100,000	6,958,514
			36,101,367

Washington (2.7%)
Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1
Production Syst.), FGIC
5s, 9/1/25	A1	695,000	711,687
5s, 9/1/24	A1	615,000	632,122
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s,

6/1/26	BBB	1,140,000	1,165,992
WA State G.O. Bonds
Ser. D, AGM, 5s, 1/1/28	AAA	8,320,000	8,819,782
(Motor Vehicle Fuel), Ser. B, NATL, 5s, 7/1/24	Aa1	5,270,000	5,652,971
WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	1,250,000	1,343,925
(Catholic Hlth. Initiatives), Ser. D, 6 3/8s, 10/1/36	Aa2	7,050,000	7,827,827
Ser. B, NATL, 5s, 2/15/27	A	2,415,000	2,230,011
(Kadlec Med. Ctr.), Ser. A, AGO, 5s, 12/1/21	AAA	3,000,000	3,097,680
WA State Hsg. Fin. Comm. Rev. Bonds (Single Family
Program), Ser. 2A, GNMA Coll., FNMA Coll., 5s, 12/1/25	Aaa	600,000	605,898
			32,087,895

West Virginia (1.0%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, NATL, 5s, 6/1/29	Aa3	6,200,000	6,274,152
Mason Cnty., Poll. Control FRB (Appalachian Pwr. Co.
Project), Ser. L, 5 1/2s, 10/1/11	Baa2	2,000,000	2,026,280
Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny),
Ser. F, 5 1/4s, 10/15/37	BBB	2,500,000	2,469,775
WV Econ. Dev. Auth. Solid Waste Disp. Fac. Rev. Bonds
(Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa2	1,000,000	1,001,920
			11,772,127

Wisconsin (1.2%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28 (Prerefunded)	Aaa	1,000,000	1,118,460
6 3/8s, 6/1/32 (Prerefunded)	Aaa	5,615,000	6,213,952
WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	3,500,000	3,979,465
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth
Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,263,070
			14,574,947

Wyoming (0.6%)
Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin
Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	3,000,000	3,229,470
WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A
5 1/2s, 1/1/38	A2	2,800,000	2,963,520
5 1/2s, 1/1/33	A2	1,410,000	1,498,739
			7,691,729

Total municipal bonds and notes (cost $1,124,690,458)			$1,172,542,760

PREFERRED STOCKS (0.6%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
7.50% cum. pfd.	Baa1	5,762,502	$5,484,288
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.	Baa2	2,000,000	1,640,360

Total preferred stocks (cost $7,762,502)			$7,124,648

TOTAL INVESTMENTS

Total investments (cost $1,132,452,960) (b)			$1,179,667,408

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2009 through June 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,193,928,882.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,132,350,151, resulting in gross unrealized appreciation and depreciation of $69,593,692 and $22,276,435, respectively, or net unrealized appreciation of $47,317,257.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Healthcare	21.0%
State Government	17.5
Utilities	12.8
Local Government	10.9

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$1,172,542,760	$--

Preferred stocks	--	7,124,648	--

Totals by level	$--	$1,179,667,408	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: August 27, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 27, 2010